EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 13:-EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2022	2021	2020

Numerator for basic and diluted net earnings (loss) per share:

Net income (loss)	$(166)	$7,811	$9,636

Weighted average shares outstanding, net of treasury shares:

Denominator for basic net earnings (loss) per share	44,943,168	45,919,835	46,460,974
Effect of dilutive securities:
Employee share options and RSUs	-	1,583,256	1,278,566

Denominator for diluted net earnings (loss) per share	44,943,168	47,503,091	47,739,540

Basic net earnings (loss) per share	$(0.00)	$0.17	$0.21

Diluted net earnings (loss) per share	$(0.00)	$0.16	$0.20